Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Collection Period Start	1-Nov-18	Distribution Date	17-Dec-18
Collection Period End	30-Nov-18	30/360 Days	30
Beg. of Interest Period	15-Nov-18	Actual/360 Days	32
End of Interest Period	17-Dec-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	1,122,129,217.24	1,082,386,039.29	0.7186985
Total Securities		1,506,036,234.59	1,122,129,217.24	1,082,386,039.29	0.7186985
Class A-1 Notes	1.320000%	158,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.830000%	372,000,000.00	236,455,789.60	212,609,882.83	0.5715319
Class A-2b Notes	2.516500%	248,000,000.00	157,637,193.05	141,739,921.87	0.5715319
Class A-3 Notes	2.050000%	370,000,000.00	370,000,000.00	370,000,000.00	1.0000000
Class A-4 Notes	2.170000%	102,000,000.00	102,000,000.00	102,000,000.00	1.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	256,036,234.59	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	23,845,906.77	360,595.08	64.1018999	0.9693416
Class A-2b Notes	15,897,271.18	352,616.89	64.1018999	1.4218423
Class A-3 Notes	0.00	632,083.33	0.0000000	1.7083333
Class A-4 Notes	0.00	184,450.00	0.0000000	1.8083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	39,743,177.95	1,529,745.30

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					15,730,228.20
Monthly Interest					6,485,042.80

Total Monthly Payments					22,215,271.00
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					784,498.60
Aggregate Sales Proceeds Advance					11,231,736.06

Total Advances					12,016,234.66
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					22,374,048.88
Excess Wear and Tear and Excess Mileage					119,941.44
Remaining Payoffs					0.00
Net Insurance Proceeds					1,641,274.10
Residual Value Surplus					576,618.19

Total Collections					58,943,388.27

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		13,504,378.04			936
Involuntary Repossession		554,923.63			41
Voluntary Repossession		341,091.58			21
Full Termination		1,051,803.00			82
Bankruptcty		—			—
Insurance Payoff			1,613,469.40		92
Customer Payoff				15,173.20	1
Grounding Dealer Payoff				4,071,701.38	216
Dealer Purchase				1,516,579.14	72

Total		15,452,196.25	1,613,469.40	5,603,453.72	1,461

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	63,056	1,362,981,949.56	7.00000%	1,122,129,217.24
Total Depreciation Received		(19,900,429.57)		(15,746,756.34)
Principal Amount of Gross Losses	(151)	(2,936,342.01)		(2,438,992.91)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(896)	(15,770,424.96)		(12,873,810.11)
Scheduled Terminations	(564)	(10,433,915.68)		(8,683,618.59)

Pool Balance - End of Period	61,445	1,313,940,837.34		1,082,386,039.29
Remaining Pool Balance
Lease Payment				243,548,010.37
Residual Value				838,838,028.92

Total				1,082,386,039.29

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	58,943,388.27
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	58,943,388.27
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	738,283.15
3. Reimbursement of Sales Proceeds Advance	8,930,411.96
4. Servicing Fee:
Servicing Fee Due	935,107.68
Servicing Fee Paid	935,107.68
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	10,603,802.79
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	360,595.08
Class A-2a Notes Monthly Interest Paid	360,595.08
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	352,616.89
Class A-2b Notes Monthly Interest Paid	352,616.89
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	632,083.33
Class A-3 Notes Monthly Interest Paid	632,083.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	184,450.00
Class A-4 Notes Monthly Interest Paid	184,450.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,529,745.30
Total Note and Certificate Monthly Interest Paid	1,529,745.30
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	46,809,840.18
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	39,743,177.95
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	39,743,177.95
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,066,662.23

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,181.17
Required Reserve Account Amount			22,590,543.52
Beginning Reserve Account Balance			22,590,543.52
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			22,590,543.52
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,066,662.23
Gross Reserve Account Balance			29,657,205.75
Remaining Available Collections Released to Seller			7,066,662.23
Total Ending Reserve Account Balance			22,590,543.52

V. POOL STATISTICS

Weighted Average Remaining Maturity			12.22
Monthly Prepayment Speed			97%
Lifetime Prepayment Speed			68%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,642,760.78
Securitization Value of Defaulted Receivables and Casualty Receivables		2,438,992.91	151
Aggregate Defaulted and Casualty Gain (Loss)		203,767.87
Pool Balance at Beginning of Collection Period		1,122,129,217.24
Net Loss Ratio
Current Collection Period		0.0182%
Preceding Collection Period		-0.0423%
Second Preceding Collection Period		-0.0096%
Third Preceding Collection Period		0.0246%
Cumulative Net Losses for all Periods		0.1024%	1,542,900.71

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.68%	7,678,474.83	469
61-90 Days Delinquent	0.17%	1,913,053.40	112
91-120 Days Delinquent	0.05%	524,312.40	32
More than 120 Days	0.01%	57,988.40	4

Total Delinquent Receivables:	0.90%	10,173,829.03	617

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.22%	0.23%
Preceding Collection Period		0.22%	0.24%
Second Preceding Collection Period		0.27%	0.30%
Third Preceding Collection Period		0.26%	0.29%
60 Day Delinquent Receivables		2,913,061.29
Delinquency Percentage		0.26%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		14,556,181.04	1,018
Securitization Value		14,964,253.30	1,018

Aggregate Residual Value Surplus (Loss)		(408,072.26)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		67,326,445.02	4,583
Cumulative Securitization Value		71,254,567.42	4,583

Cumulative Residual Value Surplus (Loss)		(3,928,122.40)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			12,649,575.55
Reimbursement of Outstanding Advance			8,930,411.96
Additional Advances for current period			11,231,736.06

Ending Balance of Residual Advance			14,950,899.65

Beginning Balance of Payment Advance			2,185,692.86
Reimbursement of Outstanding Payment Advance			738,283.15
Additional Payment Advances for current period			784,498.60

Ending Balance of Payment Advance			2,231,908.31

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO